SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Concentration Risk [Line Items]
Accounts receivable, net	$ 179,198	$ 175,001
Governments outside the United States
Concentration Risk [Line Items]
Accounts receivable, net	$ 80,100	$ 72,600